Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 181,123	$ 83,265
Total Revenue	181,123	83,265
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	181,123	83,265
Cannabis and CBD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	132,788	58,320
Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	33,937	21,095
Data analytics services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	12,202	2,185
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,196	1,665
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	150,469	68,375
Total Revenue	150,469	72,690
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	29,734	14,255
Total Revenue	19,947
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	920	635
Retail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	173,845	74,981
Total Revenue	173,845	74,981
Retail | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	173,845	74,981
Retail | Cannabis and CBD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	132,788	58,320
Retail | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	26,798	13,554
Retail | Data analytics services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	12,202	2,185
Retail | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,057	922
Retail | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	147,080	64,406
Retail | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	25,845	9,940
Retail | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	920	635
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,191	7,911
Total Revenue	7,191	7,911
Wholesale | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	7,191	7,911
Wholesale | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	7,139	7,541
Wholesale | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	52	370
Wholesale | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,302	3,596
Wholesale | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,889	4,315
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	87	373
Total Revenue	87	373
Corporate | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	87	373
Corporate | Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	87	373
Corporate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 87	$ 373